Putnam VT Mortgage Securities Fund
The fund's portfolio
3/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (83.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (19.2%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$19,327	$21,385
6.00%, with due dates from 4/15/28 to 11/20/38	48,606	53,520
5.50%, 4/20/38	66,649	72,238
5.00%, 3/20/50	18,753	19,890
4.70%, 8/20/67	74,577	75,785
4.50%, TBA, 4/1/52	2,000,000	2,069,282
4.50%, with due dates from 2/20/34 to 5/20/48	695,901	738,906
4.00%, TBA, 4/1/52	1,000,000	1,019,595
3.00%, TBA, 4/1/52	2,000,000	1,976,882
2.00%, TBA, 4/1/52	1,000,000	950,829

		6,998,312
U.S. Government Agency Mortgage Obligations (64.2%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	7,890	8,761
7.00%, with due dates from 11/1/26 to 4/1/32	45,212	50,019
5.50%, 12/1/33	9,718	10,415
4.50%, with due dates from 7/1/44 to 8/1/44	81,275	86,589
4.00%, with due dates from 12/1/44 to 9/1/45	345,586	358,340
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	4,480	4,922
7.00%, with due dates from 12/1/28 to 12/1/35	215,033	240,380
6.50%, 9/1/36	6,536	7,347
6.00%, 1/1/38	45,791	50,787
5.50%, 1/1/38	219,684	235,726
5.00%, 2/1/39	5,546	5,949
4.50%, with due dates from 7/1/44 to 5/1/45	93,549	99,069
3.50%, 6/1/56	507,492	517,448
3.50%, 1/1/47	56,661	57,436
Uniform Mortgage-Backed Securities
4.50%, TBA, 5/1/52	2,000,000	2,066,563
4.50%, TBA, 4/1/52	2,000,000	2,074,688
4.00%, TBA, 5/1/52	2,000,000	2,033,595
4.00%, TBA, 4/1/52	2,000,000	2,041,095
3.50%, TBA, 4/1/52	1,000,000	1,001,797
3.00%, TBA, 4/1/52	5,000,000	4,891,797
2.50%, TBA, 5/1/52	3,000,000	2,856,797
2.50%, TBA, 4/1/52	3,000,000	2,862,656
2.00%, TBA, 5/1/52	1,000,000	926,461
2.00%, TBA, 4/1/52	1,000,000	928,141

		23,416,778

Total U.S. government and agency mortgage obligations (cost $30,747,779)		$30,415,090

MORTGAGE-BACKED SECURITIES (78.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (37.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 24.197%, 4/15/37	$13,627	$21,258
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 22.343%, 11/15/35	19,181	29,156
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 18.67%, 3/15/35	100,380	127,483
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 15.932%, 6/15/34	7,767	8,389
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.753%, 2/15/45	351,564	60,008
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 8/25/50	773,259	128,038
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 9/25/49	621,012	100,395
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.543%, 12/25/49	763,173	129,873
REMICs Ser. 5043, IO, 5.00%, 11/25/50	557,735	119,092
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	904,192	163,563
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	99,345	17,674
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	85,113	5,896
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	517,850	92,566
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	907,358	165,638
REMICs Ser. 4425, IO, 4.00%, 1/15/45	127,965	18,235
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	225,025	32,453
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	167,846	31,683
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	125,305	5,598
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	125,951	8,721
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	897,861	147,395
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	1,371,189	202,704
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	683,931	124,558
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	865,710	159,229
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	137,340	19,438
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	227,872	30,295
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	90,321	4,226
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	1,220,620	201,554
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	188,202	23,356
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	175,778	20,148
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	369,316	28,075
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	393,124	31,429
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	200,715	17,485
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	119,728	7,412
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	121,751	4,579
REMICs Ser. 3391, PO, zero %, 4/15/37	3,266	2,874
Strips Ser. 315, PO, zero %, 9/15/43	476,000	395,708
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 37.161%, 7/25/36	10,013	18,524
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 22.893%, 3/25/36	17,655	24,361
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 22.526%, 6/25/37	19,359	30,587
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 21.609%, 2/25/38	59,612	67,804
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 18.708%, 12/25/35	25,733	34,739
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 11.987%, 5/25/40	32,024	39,219
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.143%, 10/25/41	22,576	2,731
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	392,523	76,808
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 7/25/48	370,967	56,786
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 6/25/48	938,316	126,926
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.793%, 3/25/48	422,565	65,861
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.743%, 6/25/48	907,518	121,351
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.693%, 1/25/48	624,753	92,438
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.693%, 11/25/46	1,580,449	215,037
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 6/25/50	1,603,831	255,356
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 11/25/46	1,100,295	158,666
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 11/25/46	1,463,216	203,523
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.643%, 8/25/46	700,556	92,657
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 8/25/49	379,912	51,935
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.593%, 3/25/46	952,496	152,658
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.543%, 11/25/49	73,424	14,377
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	239,330	41,912
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	321,895	59,235
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	651,498	90,443
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	447,798	50,773
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	368,917	59,547
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	288,949	38,138
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	1,480,352	235,361
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	489,062	80,480
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	487,837	86,801
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	230,625	29,807
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	58,956	2,706
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	161,640	9,565
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	590,479	84,509
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	1,382,013	241,265
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	428,622	58,417
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	83,038	2,359
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	155,439	21,234
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	198,432	11,643
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	1,032,120	142,804
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	124,966	14,690
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	309,787	36,090
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	137,374	16,435
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	58,764	2,474
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	111,021	4,281
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	35,628	350
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	54,868	611
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	42,082	671
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	88,433	1,752
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	794,709	134,107
Trust FRB Ser. 03-W8, Class 3F2, (1 Month US LIBOR + 0.35%), 0.807%, 5/25/42	2,248	2,239
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%), 0.437%, 8/27/36	1,868,618	1,693,188
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	17,035	15,030
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.251%, 12/20/43	151,487	24,256
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.151%, 4/20/38	455,166	76,122
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	226,575	41,220
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%), 5.851%, 8/20/50	1,758,901	305,539
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 6/20/48	307,020	36,423
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 10/20/47	518,163	81,449
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.751%, 6/20/43	722,197	102,191
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.719%, 1/16/44	440,060	52,365
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.719%, 9/16/43	696,708	101,778
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.701%, 5/20/49	541,767	59,077
IFB Ser. 18-148, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.669%, 2/16/46	385,275	54,273
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.651%, 8/20/49	380,660	40,565
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 2/20/50	29,699	3,025
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 1/20/50	695,172	93,541
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 10/20/49	710,917	152,806
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.601%, 9/20/49	853,656	98,496
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.551%, 10/20/49	287,382	57,240
IFB Ser. 20-47, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.551%, 5/20/44	585,627	79,792
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	241,677	42,864
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	344,531	67,614
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	165,969	30,925
Ser. 14-76, IO, 5.00%, 5/20/44	192,629	36,632
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	154,847	21,116
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	82,951	16,823
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	62,940	12,514
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	90,214	17,342
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	291,461	57,744
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	228,239	45,301
Ser. 18-1, IO, 4.50%, 1/20/48	326,395	51,539
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	209,190	35,832
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	571,701	101,692
Ser. 12-129, IO, 4.50%, 11/16/42	189,060	36,135
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	194,662	30,064
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	118,577	21,390
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	68,851	11,847
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	56,370	10,130
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	79,355	14,962
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	290,547	51,604
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	239,658	45,871
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	194,997	12,560
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	364,981	59,295
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	62,184	9,295
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	189,029	31,796
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	750,430	131,003
Ser. 14-104, IO, 4.00%, 3/20/42	223,668	27,954
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	350,035	38,233
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,875,405	314,826
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	102,477	11,565
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	123,776	14,185
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	65,891	7,194
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	32,923	3,798
Ser. 12-136, IO, 3.50%, 11/20/42	294,407	43,777
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	286,151	17,786
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	58,631	3,158
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	162,475	11,682
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	90,990	1,567
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	667,328	116,030
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	879,344	135,199
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	4,011	4
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	230,261	14,921
Ser. 16-H13, Class IK, IO, 2.655%, 6/20/66(WAC)	785,014	67,217
Ser. 17-H08, Class GI, IO, 2.528%, 2/20/67(WAC)	584,244	53,404
Ser. 16-H24, Class KI, IO, 2.508%, 11/20/66(WAC)	500,986	35,930
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,520,836	193,927
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	1,360,020	170,231
Ser. 16-H04, Class HI, IO, 2.381%, 7/20/65(WAC)	649,059	24,599
Ser. 16-H27, Class GI, IO, 2.334%, 12/20/66(WAC)	1,055,243	77,699
Ser. 17-H08, Class NI, IO, 2.33%, 3/20/67(WAC)	640,946	33,201
Ser. 17-H14, Class LI, IO, 2.269%, 6/20/67(WAC)	534,034	35,630
Ser. 16-H07, Class PI, IO, 2.266%, 3/20/66(WAC)	1,482,502	113,504
Ser. 17-H25, Class CI, IO, 2.234%, 12/20/67(WAC)	1,170,952	89,834
Ser. 17-H03, Class KI, IO, 2.218%, 1/20/67(WAC)	989,271	87,254
Ser. 17-H20, Class AI, IO, 2.187%, 10/20/67(WAC)	1,531,273	107,189
Ser. 18-H01, Class XI, IO, 2.186%, 1/20/68(WAC)	852,668	70,612
Ser. 17-H04, Class BI, IO, 2.177%, 2/20/67(WAC)	644,890	40,205
FRB Ser. 16-H19, Class AI, IO, 2.171%, 9/20/66(WAC)	1,440,068	79,914
Ser. 17-H14, Class JI, IO, 2.15%, 6/20/67(WAC)	398,657	35,630
Ser. 16-H24, IO, 2.147%, 9/20/66(WAC)	662,278	50,809
Ser. 16-H17, Class DI, IO, 2.129%, 7/20/66(WAC)	914,654	43,847
Ser. 17-H06, Class MI, IO, 2.098%, 2/20/67(WAC)	1,066,795	60,644
Ser. 16-H23, Class NI, IO, 2.097%, 10/20/66(WAC)	1,264,271	63,719
Ser. 15-H24, Class HI, IO, 2.087%, 9/20/65(WAC)	450,137	11,237
Ser. 17-H08, Class EI, IO, 2.071%, 2/20/67(WAC)	867,945	49,907
Ser. 16-H06, Class HI, IO, 2.066%, 2/20/66(WAC)	771,410	39,866
Ser. 16-H18, Class QI, IO, 2.06%, 6/20/66(WAC)	850,371	52,404
Ser. 18-H02, Class IM, IO, 2.032%, 2/20/68(WAC)	581,021	44,666
Ser. 16-H24, Class JI, IO, 1.979%, 11/20/66(WAC)	403,102	24,816
Ser. 15-H14, Class AI, IO, 1.926%, 6/20/65(WAC)	1,473,384	81,727
Ser. 15-H23, Class TI, IO, 1.905%, 9/20/65(WAC)	730,846	42,681
Ser. 17-H25, IO, 1.901%, 11/20/67(WAC)	673,423	41,247
FRB Ser. 15-H16, Class XI, IO, 1.866%, 7/20/65(WAC)	568,343	35,521
Ser. 17-H09, IO, 1.835%, 4/20/67(WAC)	619,882	27,347
Ser. 17-H10, Class MI, IO, 1.833%, 4/20/67(WAC)	727,382	31,932
Ser. 15-H20, Class CI, IO, 1.811%, 8/20/65(WAC)	1,034,643	70,356
Ser. 15-H10, Class HI, IO, 1.784%, 4/20/65(WAC)	1,466,070	61,428
Ser. 15-H13, Class AI, IO, 1.781%, 6/20/65(WAC)	809,634	41,620
Ser. 16-H03, Class AI, IO, 1.727%, 1/20/66(WAC)	1,011,520	38,090
Ser. 15-H25, Class BI, IO, 1.713%, 10/20/65(WAC)	629,671	33,373
Ser. 14-H25, Class BI, IO, 1.676%, 12/20/64(WAC)	806,122	32,662
Ser. 15-H22, Class AI, IO, 1.669%, 9/20/65(WAC)	1,106,866	61,431
Ser. 16-H04, Class KI, IO, 1.623%, 2/20/66(WAC)	1,049,016	29,667
Ser. 16-H06, Class DI, IO, 1.592%, 7/20/65(WAC)	1,011,124	34,615
Ser. 16-H10, Class AI, IO, 1.548%, 4/20/66(WAC)	904,734	28,981
Ser. 15-H04, Class AI, IO, 1.545%, 12/20/64(WAC)	710,928	24,105
Ser. 14-H21, Class AI, IO, 1.439%, 10/20/64(WAC)	1,023,636	45,852
FRB Ser. 11-H07, Class FI, IO, 1.236%, 2/20/61(WAC)	1,008,287	26,619

		13,630,521
Commercial mortgage-backed securities (20.1%)
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	86,930
Ser. 19-C3, Class D, 3.00%, 5/15/52	65,000	53,248
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	21,434	1,072
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.104%, 1/15/51(WAC)	47,000	46,103
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51(WAC)	66,000	56,074
Ser. 19-B13, Class D, 2.50%, 8/15/57	152,000	128,096
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	138,000	112,172
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	108,249
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	67,133
COMM Mortgage Trust
FRB Ser. 12-CR1, Class C, 5.577%, 5/15/45(WAC)	68,000	66,528
FRB Ser. 14-UBS2, Class C, 4.978%, 3/10/47(WAC)	61,000	60,850
FRB Ser. 14-CR16, Class C, 4.911%, 4/10/47(WAC)	61,000	60,341
FRB Ser. 18-COR3, Class C, 4.56%, 5/10/51(WAC)	67,000	66,065
FRB Ser. 15-CR23, Class C, 4.288%, 5/10/48(WAC)	72,000	70,467
FRB Ser. 15-CR26, Class D, 3.478%, 10/10/48(WAC)	165,000	148,854
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.262%, 8/10/46(WAC)	101,000	93,364
FRB Ser. 14-CR17, Class D, 4.848%, 5/10/47(WAC)	228,000	207,134
FRB Ser. 14-CR17, Class E, 4.848%, 5/10/47(WAC)	124,000	91,698
FRB Ser. 13-CR6, Class D, 4.087%, 3/10/46(WAC)	160,000	155,646
Ser. 17-COR2, Class D, 3.00%, 9/10/50	45,000	39,150
FRB Ser. 18-COR3, Class D, 2.81%, 5/10/51(WAC)	47,000	38,003
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.261%, 4/15/50(WAC)	124,000	113,213
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.924%, 11/15/51(WAC)	73,000	66,036
Ser. 19-C17, Class D, 2.50%, 9/15/52	123,000	98,216
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.389%, 8/10/44(WAC)	158,894	157,988
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%), 2.641%, 7/25/29	154,870	151,309
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%), 2.641%, 7/25/29	62,986	61,578
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.402%, 2/10/46(WAC)	154,000	144,627
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.088%, 1/10/47(WAC)	155,000	124,775
FRB Ser. 14-GC22, Class C, 4.688%, 6/10/47(WAC)	68,000	66,574
FRB Ser. 15-GC30, Class C, 4.072%, 5/10/50(WAC)	40,000	38,539
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47(WAC)	292,000	200,843
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	139,000	137,853
FRB Ser. 13-GC13, Class D, 4.065%, 7/10/46(WAC)	105,000	44,208
Ser. 16-GS2, Class D, 2.753%, 5/10/49	67,000	57,255
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	125,000	116,929
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.549%, 8/15/46(WAC)	229,000	147,307
FRB Ser. 14-C25, Class D, 3.942%, 11/15/47(WAC)	139,000	105,325
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	88,000	79,160
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	131,531	125,211
FRB Ser. 13-LC11, Class D, 4.165%, 4/15/46(WAC)	168,000	137,806
Ser. 13-LC11, Class B, 3.499%, 4/15/46	49,000	48,480
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class D, 5.892%, 11/15/43(WAC)	46,290	46,026
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	145,000	107,699
FRB Ser. 12-C8, Class C, 4.626%, 10/15/45(WAC)	200,000	197,081
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.053%, 2/15/47(WAC)	36,000	36,889
FRB Ser. 15-C22, Class C, 4.21%, 4/15/48(WAC)	81,000	76,258
FRB Ser. 13-C9, Class C, 4.02%, 5/15/46(WAC)	58,000	56,865
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 14-C15, Class D, 4.898%, 4/15/47(WAC)	180,000	177,164
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50(WAC)	198,000	184,307
FRB Ser. 13-C10, Class F, 4.075%, 7/15/46(WAC)	141,000	31,112
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.086%, 7/15/49(WAC)	148,000	130,993
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 3.707%, 10/15/49	446,000	421,936
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 4.929%, 10/15/51(WAC)	54,000	52,743
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	151,000	140,910
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.84%, 5/10/45(WAC)	281,000	255,305
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	289,000	110,819
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class D, 4.46%, 12/10/45(WAC)	109,000	99,712
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.265%, 1/10/45(WAC)	181,000	158,516
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.99%, 8/15/51(WAC)	51,000	51,669
FRB Ser. 16-NXS5, Class D, 4.984%, 1/15/59(WAC)	58,000	55,199
Ser. 19-C50, Class C, 4.345%, 5/15/52	59,000	53,405
FRB Ser. 15-C29, Class D, 4.217%, 6/15/48(WAC)	56,000	52,348
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	49,000	48,806
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.747%, 10/15/45(WAC)	71,000	70,962
FRB Ser. 15-C30, Class D, 4.499%, 9/15/58(WAC)	133,000	124,076
Ser. 16-C33, Class D, 3.123%, 3/15/59	134,000	116,661
Ser. 19-C54, Class D, 2.50%, 12/15/52	56,000	46,922
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	44,000	42,222
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class C, 4.888%, 6/15/44(WAC)	128,426	125,493
FRB Ser. 12-C9, Class D, 4.818%, 11/15/45(WAC)	290,000	285,785

		7,338,292
Residential mortgage-backed securities (non-agency) (21.4%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.647%, 5/25/47	422,557	250,888
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	306,935	297,141
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.807%, 10/25/27 (Bermuda)	70,737	70,636
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (1 Month US LIBOR + 0.24%), 0.697%, 6/25/36	490,000	477,528
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.637%, 11/25/47	164,992	146,926
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AR5, Class 1A1A, 2.916%, 4/25/37(WAC)	195,291	191,827
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.629%, 2/20/47	191,197	155,399
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (1 Month US LIBOR + 0.18%), 0.637%, 6/25/47	257,968	247,610
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 3.307%, 1/25/30	182,000	173,860
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR + 8.80%), 9.257%, 3/25/28	246,923	254,309
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.457%, 12/25/28	194,803	204,934
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	50,000	49,047
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.907%, 10/25/29	231,983	240,828
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.757%, 9/25/30	198,267	198,363
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.707%, 2/25/49	50,000	55,563
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 11.599%, 10/25/50	56,000	67,340
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.457%, 10/25/48	413,000	451,603
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 11.207%, 1/25/49	32,000	34,354
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.957%, 3/25/49	114,000	120,509
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR + 10.00%), 10.457%, 8/25/50	65,000	78,284
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (1 Month US LIBOR + 10.00%), 10.457%, 7/25/50	64,000	76,160
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.607%, 7/25/49	34,000	34,877
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 8.207%, 9/25/48	431,000	439,664
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 5.107%, 1/25/49	95,000	96,417
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	66,366
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	68,805
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.707%, 10/25/48	144,000	145,620
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR + 3.10%), 3.557%, 3/25/50	35,643	35,778
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.207%, 10/25/28	155,009	174,366
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.457%, 9/25/28	30,000	31,612
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.157%, 4/25/28	35,494	37,967
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.757%, 10/25/28	51,200	53,196
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.957%, 12/25/30	371,000	380,336
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.907%, 5/25/30	158,000	161,352
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.907%, 1/25/29	14,987	15,499
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.707%, 1/25/31	90,000	90,175
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (1 Month US LIBOR + 4.15%), 4.607%, 2/25/30	200,000	203,202
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.557%, 3/25/31	59,000	59,068
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 4.057%, 1/25/30	92,000	92,089
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/30	108,000	106,920
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 4.007%, 7/25/29	117,803	120,265
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.457%, 10/25/29	122,731	125,164
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.707%, 7/25/30	15,698	15,835
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2C, (1 Month US LIBOR + 2.20%), 2.657%, 1/25/30	130,000	128,970
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (1 Month US LIBOR + 4.35%), 4.807%, 7/25/31	47,000	47,470
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 4.599%, 1/25/42	35,000	33,031
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (1 Month US LIBOR + 4.10%), 4.557%, 7/25/39	98,000	97,656
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR + 3.65%), 4.107%, 2/25/40	79,000	77,769
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (1 Month US LIBOR + 3.00%), 3.457%, 1/25/40	35,000	32,068
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 3.099%, 1/25/42	292,000	283,240
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.777%, 11/25/36	86,434	81,961
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (1 Month US LIBOR + 0.93%), 1.387%, 11/25/34	22,002	21,479
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 0.648%, 2/26/37	75,317	70,711
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 1.307%, 5/25/47	390,004	343,436
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.577%, 8/25/36	35,982	34,347
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	101,366
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (1 Month US LIBOR + 0.92%), 1.377%, 7/25/45	70,867	67,837

		7,819,023

Total mortgage-backed securities (cost $32,493,647)		$28,787,836

ASSET-BACKED SECURITIES (2.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$209,000	$208,478
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 1.257%, 11/25/53	55,000	55,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 1.207%, 4/25/55	75,000	75,000
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 1.255%, 4/25/22	125,000	125,000
FRB Ser. 21-14, Class A1, (1 Month US LIBOR + 0.70%), 1.155%, 12/8/22	47,000	47,000
FRB Ser. 21-16, Class A1, (1 Month US LIBOR + 0.62%), 0.729%, 11/7/22	135,000	135,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), zero %, 8/8/22	125,000	125,000

Total asset-backed securities (cost $770,602)		$770,478

PURCHASED SWAP OPTIONS OUTSTANDING (1.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	$3,009,000	$1,685
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00	790,100	158,131
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00	790,100	153,445
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75	790,100	136,774
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	81,443
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	951,100	23,026

Total purchased swap options outstanding (cost $378,015)			$554,504

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Apr-22/$102.63	$2,011,762	$2,000,000	$2
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Apr-22/95.75	4,640,703	5,000,000	5
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Apr-22/100.66	9,783,594	10,000,000	30
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Apr-22/102.47	10,017,969	10,000,000	10
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Call)	Apr-22/104.16	6,123,284	6,000,000	6

Total purchased options outstanding (cost $92,813)				$53

SHORT-TERM INVESTMENTS (28.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 0.39%(AFF)	Shares	2,896,559	$2,896,559
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.25%(P)	Shares	150,000	150,000
U.S. Treasury Bills 0.399%, 6/9/22(SEGSF)		$900,000	899,353
U.S. Treasury Bills 0.337%, 6/2/22(SEGSF)		1,000,000	999,438
U.S. Treasury Bills 0.321%, 5/26/22(SEGSF)(SEGCCS)(SEGTBA)		600,000	599,736
U.S. Treasury Bills 0.200%, 5/3/22(SEG)(SEGSF)		900,000	899,894
U.S. Treasury Bills 0.182%, 4/26/22(SEGSF)		800,000	799,927
U.S. Treasury Bills 0.055%, 5/12/22(SEGSF)		6,000	5,999
U.S. Treasury Bills 0.053%, 4/7/22(SEG)(SEGSF)(SEGCCS)		1,600,000	1,599,961
U.S. Treasury Bills 0.068%, 5/19/22(SEG)(SEGSF)(SEGCCS)		600,000	599,801
U.S. Treasury Bills 0.035%, 4/21/22(SEGSF)		1,100,000	1,099,925

Total short-term investments (cost $10,550,671)			$10,550,593
TOTAL INVESTMENTS

Total investments (cost $75,033,527)			$71,078,554

FUTURES CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	263	$55,735,453	$55,735,453	Jun-22	$695,947

Unrealized appreciation					695,947

Unrealized (depreciation)					—

Total					$695,947

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/22 (premiums $2,464,295) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$3,009,000	$57,953
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	95,617
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	1,981,700	532,285
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	35,163
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395	853,400	36,671
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	721,000	62,431
Goldman Sachs International
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	55,261
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	2,064,300	156,061
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	4,768
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	8,927
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	574,100	37,839
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	38,642
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	320,000	40,925
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	2,042,400	186,349
Morgan Stanley & Co. International PLC
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	2,530
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	32,423
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	33,154
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	951,100	81,214
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	891,000	81,696
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	891,000	83,790
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	104,414
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00	790,100	121,154
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75	790,100	122,908
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00	790,100	136,877
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	1,238,600	284,606
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	47,500	2,025
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	94,900	23,579
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	40,340
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	836,400	62,763

Total			$2,562,365

WRITTEN OPTIONS OUTSTANDING at 3/31/22 (premiums $92,813) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Apr-22/$102.63	$2,011,762	$2,000,000	$40,436
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Apr-22/95.75	4,640,703	5,000,000	146,005
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Apr-22/100.66	9,783,594	10,000,000	280,480
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Apr-22/102.47	10,017,969	10,000,000	227,330
Uniform Mortgage-Backed Securities 30 yr 4.00% TBA commitments (Put)	Apr-22/104.16	6,123,284	6,000,000	125,148

Total				$819,399

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/SOFR/Dec-26 (Purchased)	Dec-24/1.39	$10,869,900	$(125,004)	$125,765
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305	6,167,700	(7,401)	104,543
(3.312)/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(76,523)	85,165
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	50,697
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485	1,267,500	(76,494)	30,128
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	2,900,900	(18,747)	15,056
(1.405)/SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	7,852
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875	1,233,500	(16,036)	6,451
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(11,394)	5,409
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76	2,900,900	(18,747)	2,640
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(144)
1.405/SOFR/Dec-58 (Purchased)	Dec-28/1.405	153,500	(23,543)	(3,845)
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29	1,074,000	(52,825)	(4,511)
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17	3,068,600	(148,213)	(20,989)
1.39/SOFR/Dec-26 (Purchased)	Dec-24/1.39	10,869,900	(125,004)	(24,783)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	671,400	(87,450)	(36,168)
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275	4,806,000	(44,335)	(40,803)
3.312/3 month USD-LIBOR-BBA/Nov-38 (Purchased)	Nov-28/3.312	4,197,400	(593,277)	(111,525)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	503,600	(236,781)	(214,997)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085	6,137,300	84,234	11,231
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	3,481
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29	1,534,300	23,935	2,025
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875	616,800	17,270	(17,258)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115	2,900,900	12,220	(33,476)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415	3,929,400	83,009	(81,417)
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805	12,335,300	4,009	(159,125)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	33,535
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232	2,648,900	(320,914)	17,297
Citibank, N.A.
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	5,358,000	(174,671)	94,676
(1.648)/SOFR/Sep-32 (Purchased)	Sep-22/1.648	1,406,400	(34,386)	44,302
2.285/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	24,532
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	22,842
(1.826)/SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,062,800	(78,488)	19,311
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194	485,200	(11,901)	18,481
(1.735)/SOFR/Mar-53 (Purchased)	Mar-23/1.735	525,200	(38,825)	18,203
(1.724)/SOFR/Mar-53 (Purchased)	Mar-23/1.724	515,900	(38,925)	17,830
(1.99)/SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,951,300	(153,665)	15,806
2.31/SOFR/Jun-32 (Purchased)	Jun-22/2.31	2,974,800	(63,809)	15,499
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	12,979
(1.75)/SOFR/Mar-53 (Purchased)	Mar-23/1.75	273,900	(20,501)	8,647
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	6,126
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90	3,281,900	(43,748)	4,135
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	2,154
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427	229,400	(16,712)	1,202
1.99/SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,951,300	(153,665)	(1,893)
(2.285)/3 month USD-LIBOR-BBA/Mar-51 (Purchased)	Mar-41/2.285	1,433,800	(123,809)	(2,796)
1.826/SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,062,800	(78,488)	(3,050)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102	144,400	(4,588)	(4,245)
1.75/SOFR/Mar-53 (Purchased)	Mar-23/1.75	273,900	(20,501)	(6,626)
1.735/SOFR/Mar-53 (Purchased)	Mar-23/1.735	525,200	(38,825)	(12,773)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	237,000	(30,514)	(13,270)
1.724/SOFR/Mar-53 (Purchased)	Mar-23/1.724	515,900	(38,925)	(13,842)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752	5,358,000	(174,671)	(19,289)
1.458/SOFR/Apr-27 (Purchased)	Apr-22/1.458	2,643,300	(21,146)	(21,067)
1.648/SOFR/Sep-32 (Purchased)	Sep-22/1.648	1,406,400	(34,386)	(24,049)
(2.31)/SOFR/Jun-32 (Purchased)	Jun-22/2.31	2,974,800	(63,809)	(26,505)
1.5625/SOFR/Jun-32 (Purchased)	Jun-22/1.5625	5,100,400	(98,693)	(89,359)
(1.3125)/SOFR/Jun-32 (Written)	Jun-22/1.3125	5,100,400	51,004	47,842
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	30,412
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	3,281,900	24,877	20,085
(1.208)/SOFR/Apr-27 (Written)	Apr-22/1.208	2,643,300	8,723	8,723
1.708/SOFR/Apr-27 (Written)	Apr-22/1.708	2,643,300	9,252	(62,990)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245	3,364,200	30,782	(76,233)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194	3,281,900	24,877	(87,824)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075	2,329,000	12,344	(90,691)
1.8125/SOFR/Jun-32 (Written)	Jun-22/1.8125	5,100,400	51,004	(138,017)
Deutsche Bank AG
(1.724)/SOFR/Jan-47 (Purchased)	Jan-37/1.724	1,328,500	(109,668)	16,659
1.68/SOFR/Feb-57 (Purchased)	Feb-37/1.68	3,902,600	(575,438)	14,205
(1.68)/SOFR/Feb-57 (Purchased)	Feb-37/1.68	3,902,600	(575,438)	10,147
1.724/SOFR/Jan-47 (Purchased)	Jan-37/1.724	1,328,500	(109,668)	(1,368)
2.135/SOFR/Mar-42 (Written)	Mar-32/2.135	2,884,700	242,459	6,462
(2.135)/SOFR/Mar-42 (Written)	Mar-32/2.135	2,884,700	242,459	(4,529)
Goldman Sachs International
(1.769)/SOFR/May-32 (Purchased)	May-22/1.769	1,824,000	(28,254)	39,380
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	8,891
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(46,898)	7,924
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727	313,700	(28,766)	(3,545)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	233,300	(29,454)	(10,200)
1.769/SOFR/May-32 (Purchased)	May-22/1.769	1,824,000	(28,254)	(24,679)
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41	1,868,900	27,286	(49,264)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07	1,858,800	38,477	(67,233)
JPMorgan Chase Bank N.A.
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	1,098,300	(65,129)	33,992
(2.031)/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	15,626
(1.985)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	11,954
(1.905)/SOFR/Jan-42 (Purchased)	Jan-32/1.905	679,900	(49,633)	10,770
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(22,854)	9,312
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(36,640)	6,726
(1.544)/SOFR/Jan-62 (Purchased)	Jan-32/1.544	255,000	(42,840)	5,908
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	5,827
1.905/SOFR/Jan-42 (Purchased)	Jan-32/1.905	679,900	(49,633)	354
1.544/SOFR/Jan-62 (Purchased)	Jan-32/1.544	255,000	(42,840)	(1,267)
2.031/3 month USD-LIBOR-BBA/Feb-41 (Purchased)	Feb-31/2.031	671,500	(45,931)	(1,316)
1.985/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.985	479,700	(32,907)	(1,746)
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032	301,600	(34,835)	(2,223)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	395,400	(41,122)	(10,367)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	237,000	(25,430)	(11,402)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805	1,098,300	(65,129)	(11,862)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	13,014
(1.70)/SOFR/Jan-29 (Written)	Jan-24/1.70	1,709,200	36,470	5,435
(1.81)/SOFR/Jan-37 (Written)	Jan-27/1.81	263,500	15,573	264
1.81/SOFR/Jan-37 (Written)	Jan-27/1.81	263,500	15,573	(5,275)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168	427,800	27,529	(26,802)
1.70/SOFR/Jan-29 (Written)	Jan-24/1.70	1,709,200	36,470	(31,979)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	9,320
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(25,501)	5,866
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27	67,100	(7,656)	(5,789)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	237,000	(36,308)	(15,711)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	900,400	(30,951)	50,566
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	9,545
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	1,607
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405	149,600	(10,435)	1,228
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937	360,200	(18,838)	(1,466)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50	900,400	(30,951)	(24,635)
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	(570)
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095	155,600	20,461	(1,447)
UBS AG
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	29,497
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	16,289
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	16,276
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	10,688
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	10,448
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,188,800	(55,279)	8,940
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87	1,188,800	(55,279)	2,187
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983	676,000	(10,715)	(3,759)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87	1,690,100	(11,400)	(4,039)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902	202,800	(11,347)	(7,700)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925	507,000	(10,748)	(9,765)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715	180,100	(16,254)	(11,062)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	5,711
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958	405,600	10,779	(17,704)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	1,260,600	(25,811)	45,558
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	900,400	(18,481)	33,027
(1.8225)/SOFR/Jan-42 (Purchased)	Jan-32/1.8225	398,500	(29,409)	7,312
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	532,700	(26,568)	6,968
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16	532,700	(26,568)	(43)
1.8225/SOFR/Jan-42 (Purchased)	Jan-32/1.8225	398,500	(29,409)	(1,172)
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875	900,400	(18,481)	(9,175)
2.2775/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(10,572)
(2.2775)/3 month USD-LIBOR-BBA/Jul-52 (Purchased)	Jul-22/2.2775	264,700	(22,367)	(11,141)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405	1,260,600	(25,811)	(12,543)
(1.62)/SOFR/Jan-27 (Written)	Jan-25/1.62	3,055,500	33,611	(733)
1.62/SOFR/Jan-27 (Written)	Jan-25/1.62	3,055,500	33,611	(28,724)

Unrealized appreciation				1,428,945

Unrealized (depreciation)				(1,886,367)

Total				$(457,422)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/22 (proceeds receivable $13,879,629) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 4/1/52	$2,000,000	4/13/22	$2,074,688
Uniform Mortgage-Backed Securities, 4.00%, 4/1/52	2,000,000	4/13/22	2,041,095
Uniform Mortgage-Backed Securities, 3.50%, 4/1/52	1,000,000	4/13/22	1,001,797
Uniform Mortgage-Backed Securities, 3.00%, 4/1/52	5,000,000	4/13/22	4,891,797
Uniform Mortgage-Backed Securities, 2.50%, 4/1/52	3,000,000	4/13/22	2,862,656
Uniform Mortgage-Backed Securities, 2.00%, 4/1/52	1,000,000	4/13/22	928,141

Total			$13,800,174

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,782,000	$44,978		$86	12/23/23	0.695% — Annually	Secured Overnight Financing Rate — Annually	$42,012
		1,612,000	84,582		139	12/23/26	1.085% — Annually	Secured Overnight Financing Rate — Annually	80,230
		2,512,000	183,954		(653)	12/23/31	Secured Overnight Financing Rate — Annually	1.285% — Annually	(174,773)
		736,000	89,799		(1,311)	12/23/51	Secured Overnight Financing Rate — Annually	1.437% — Annually	(88,347)
		3,647,000	91,941		(371)	12/24/23	0.697% — Annually	Secured Overnight Financing Rate — Annually	85,341
		189,000	9,826		12	12/24/26	Secured Overnight Financing Rate — Annually	1.096% — Annually	(9,286)
		5,228,000	382,899		(2,334)	12/24/31	1.285% — Annually	Secured Overnight Financing Rate — Annually	363,268
		847,000	103,715		(458)	12/24/51	1.435% — Annually	Secured Overnight Financing Rate — Annually	100,107
		129,000	13,210		(21)	12/31/51	1.525% — Annually	Secured Overnight Financing Rate — Annually	12,715
		308,000	15,514		(41)	12/31/26	Secured Overnight Financing Rate — Annually	1.135% — Annually	(14,723)
		159,400	1,983	(E)	(4)	1/15/47	1.724% — Annually	Secured Overnight Financing Rate — Annually	1,979
		460,000	31,289		(16)	1/21/52	1.679% — Annually	Secured Overnight Financing Rate — Annually	29,830
		309,000	24,677		(11)	1/19/52	Secured Overnight Financing Rate — Annually	1.626% — Annually	(23,722)
		1,099,000	80,722		(37)	2/1/52	1.6545% — Annually	Secured Overnight Financing Rate — Annually	77,851
		897,600	1,517	(E)	(31)	2/13/57	1.68% — Annually	Secured Overnight Financing Rate — Annually	1,486
		1,269,700	34,802		(43)	2/24/52	Secured Overnight Financing Rate — Annually	1.86% — Annually	(32,578)
		13,000	625		—	2/29/52	1.7674% — Annually	Secured Overnight Financing Rate — Annually	605
		64,000	2,095		(1)	2/29/32	Secured Overnight Financing Rate — Annually	1.75% — Annually	(2,001)
		123,000	3,237		(1)	2/28/27	1.675% — Annually	Secured Overnight Financing Rate — Annually	3,062
		299,000	4,219		(1)	2/29/24	Secured Overnight Financing Rate — Annually	1.47709% — Annually	(3,853)
		388,900	14,805		(5)	3/7/32	3 month USD-LIBOR-BBA — Quarterly	1.9575% — Semiannually	(14,461)
		1,230,000	62,718		(16)	3/9/32	1.5475% — Annually	Secured Overnight Financing Rate — Annually	61,561
		1,275,000	65,701		(17)	3/9/32	1.5415% — Annually	Secured Overnight Financing Rate — Annually	64,515
		672,000	22,848		(9)	3/11/32	1.737% — Annually	Secured Overnight Financing Rate — Annually	22,199
		18,281,000	243,137	(E)	265,570	6/15/24	Secured Overnight Financing Rate — Annually	1.80% — Annually	22,433
		13,859,000	293,256	(E)	(324,788)	6/15/27	1.85% — Annually	Secured Overnight Financing Rate — Annually	(31,532)
		12,621,000	228,566	(E)	334,584	6/15/32	Secured Overnight Financing Rate — Annually	1.95% — Annually	106,017
		778,000	10,098	(E)	12,053	6/15/52	Secured Overnight Financing Rate — Annually	2.05% — Annually	22,152
		1,498,000	20,268		(20)	3/30/32	2.2655% — Annually	Secured Overnight Financing Rate — Annually	(20,465)
		1,498,000	19,534		(20)	3/30/32	2.26% — Annually	Secured Overnight Financing Rate — Annually	(19,730)
		861,000	4,865		(7)	3/30/27	2.3535% — Annually	Secured Overnight Financing Rate — Annually	(4,977)
		2,974,800	47,954	(E)	(39)	4/7/32	2.298% — Annually	Secured Overnight Financing Rate — Annually	(47,993)
		1,073,000	5,204		(9)	3/31/27	Secured Overnight Financing Rate — Annually	2.3365% — Annually	5,265
		540,000	578		(2)	3/31/24	Secured Overnight Financing Rate — Annually	2.3005% — Annually	610
		630,000	1,764		(5)	3/31/27	2.29325% — Annually	Secured Overnight Financing Rate — Annually	(1,809)
		1,117,000	3,373		(9)	4/1/27	Secured Overnight Financing Rate — Annually	2.299% — Annually	3,364
		1,784,000	999		(14)	4/1/27	2.247% — Annually	Secured Overnight Financing Rate — Annually	(1,013)
		1,546,000	2,257		(21)	4/4/32	2.116% — Annually	Secured Overnight Financing Rate — Annually	(2,278)

	Total				$282,129				$613,061
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	$151	$928	$75	5/11/63	200 bp — Monthly	$76
	CMBX NA A.6 Index	BBB+/P	364	2,785	226	5/11/63	200 bp — Monthly	139
	CMBX NA A.6 Index	BBB+/P	1,667	12,995	1,053	5/11/63	200 bp — Monthly	619
	CMBX NA A.6 Index	BBB+/P	1,791	13,923	1,128	5/11/63	200 bp — Monthly	668
	CMBX NA A.6 Index	BBB+/P	1,903	13,923	1,128	5/11/63	200 bp — Monthly	781
	CMBX NA A.6 Index	BBB+/P	11,579	90,034	7,293	5/11/63	200 bp — Monthly	4,322
	CMBX NA A.6 Index	BBB+/P	15,540	103,028	8,345	5/11/63	200 bp — Monthly	7,235
	CMBX NA BB.11 Index	BB-/P	12,430	22,000	2,345	11/18/54	500 bp — Monthly	10,106
	CMBX NA BB.13 Index	BB-/P	1,276	14,000	1,785	12/16/72	500 bp — Monthly	(495)
	CMBX NA BB.13 Index	BB-/P	4,899	49,000	6,248	12/16/72	500 bp — Monthly	(1,301)
	CMBX NA BB.13 Index	BB-/P	5,103	56,000	7,140	12/16/72	500 bp — Monthly	(1,983)
	CMBX NA BB.13 Index	BB-/P	8,871	94,000	11,985	12/16/72	500 bp — Monthly	(3,023)
	CMBX NA BB.14 Index	BB/P	10,087	92,000	8,574	12/16/72	500 bp — Monthly	1,602
	CMBX NA BB.6 Index	CCC+/P	38,463	91,307	38,431	5/11/63	500 bp — Monthly	57
	CMBX NA BB.9 Index	B/P	1,425	7,000	1,658	9/17/58	500 bp — Monthly	(226)
	CMBX NA BB.9 Index	B/P	5,611	10,000	2,368	9/17/58	500 bp — Monthly	3,253
	CMBX NA BB.9 Index	B/P	13,070	64,000	15,155	9/17/58	500 bp — Monthly	(2,023)
	CMBX NA BBB-.10 Index	BB+/P	5,211	42,000	4,679	11/17/59	300 bp — Monthly	557
	CMBX NA BBB-.10 Index	BB+/P	6,982	64,000	7,130	11/17/59	300 bp — Monthly	(110)
	CMBX NA BBB-.11 Index	BBB-/P	4,385	70,000	5,593	11/18/54	300 bp — Monthly	(1,168)
	CMBX NA BBB-.12 Index	BBB-/P	1,210	29,000	2,593	8/17/61	300 bp — Monthly	(1,366)
	CMBX NA BBB-.12 Index	BBB-/P	8,309	141,000	12,605	8/17/61	300 bp — Monthly	(4,214)
	CMBX NA BBB-.13 Index	BBB-/P	614	7,000	668	12/16/72	300 bp — Monthly	(50)
	CMBX NA BBB-.13 Index	BBB-/P	8,094	86,000	8,204	12/16/72	300 bp — Monthly	(61)
	CMBX NA BBB-.14 Index	BBB-/P	824	22,000	2,132	12/16/72	300 bp — Monthly	(1,294)
	CMBX NA BBB-.14 Index	BBB-/P	966	31,000	3,004	12/16/72	300 bp — Monthly	(2,020)
	CMBX NA BBB-.14 Index	BBB-/P	2,982	73,000	7,074	12/16/72	300 bp — Monthly	(4,049)
	CMBX NA BBB-.14 Index	BBB-/P	3,639	82,000	7,946	12/16/72	300 bp — Monthly	(4,259)
	CMBX NA BBB-.14 Index	BBB-/P	9,737	298,000	28,876	12/16/72	300 bp — Monthly	(18,965)
	CMBX NA BBB-.14 Index	BBB-/P	14,272	465,000	45,059	12/16/72	300 bp — Monthly	(30,515)
	CMBX NA BBB-.15 Index	BBB-/P	6,372	61,000	5,838	11/18/64	300 bp — Monthly	570
	CMBX NA BBB-.6 Index	B+/P	17,825	59,302	14,476	5/11/63	300 bp — Monthly	3,384
	CMBX NA BBB-.6 Index	B+/P	17,825	59,302	14,476	5/11/63	300 bp — Monthly	3,384
	CMBX NA BBB-.6 Index	B+/P	4,935	71,736	17,511	5/11/63	300 bp — Monthly	(12,534)
	CMBX NA BBB-.6 Index	B+/P	6,792	98,517	24,048	5/11/63	300 bp — Monthly	(17,199)
	CMBX NA BBB-.6 Index	B+/P	8,101	113,821	27,784	5/11/63	300 bp — Monthly	(19,616)
	CMBX NA BBB-.6 Index	B+/P	36,503	118,603	28,951	5/11/63	300 bp — Monthly	7,621
	CMBX NA BBB-.6 Index	B+/P	40,915	159,732	38,991	5/11/63	300 bp — Monthly	2,018
	CMBX NA BBB-.6 Index	B+/P	77,099	268,771	65,607	5/11/63	300 bp — Monthly	11,649
	CMBX NA BBB-.6 Index	B+/P	191,992	2,883,785	703,932	5/11/63	300 bp — Monthly	(510,258)
	Credit Suisse International
	CMBX NA BB.7 Index	B/P	2,541	19,000	5,905	1/17/47	500 bp — Monthly	(3,345)
	CMBX NA BBB-.6 Index	B+/P	110,688	1,126,733	275,035	5/11/63	300 bp — Monthly	(163,690)
	Deutsche Bank AG
	CMBX NA BBB-.6 Index	B+/P	53,946	483,979	118,139	5/11/63	300 bp — Monthly	(63,911)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(211)	12,000	34	12/16/72	200 bp — Monthly	(240)
	CMBX NA A.14 Index	A-/P	(1,052)	62,000	174	12/16/72	200 bp — Monthly	(1,202)
	CMBX NA A.6 Index	BBB+/P	119	928	75	5/11/63	200 bp — Monthly	44
	CMBX NA A.7 Index	BBB+/P	(54)	37,000	1,573	1/17/47	200 bp — Monthly	(1,612)
	CMBX NA BB.6 Index	CCC+/P	556	3,804	1,601	5/11/63	500 bp — Monthly	(1,041)
	CMBX NA BB.7 Index	B/P	4,751	14,000	4,351	1/17/47	500 bp — Monthly	414
	CMBX NA BB.7 Index	B/P	6,389	19,000	5,905	1/17/47	500 bp — Monthly	502
	CMBX NA BBB-.15 Index	BBB-/P	1,305	21,000	2,010	11/18/64	300 bp — Monthly	(693)
	CMBX NA BBB-.6 Index	B+/P	142	956	233	5/11/63	300 bp — Monthly	(90)
	CMBX NA BBB-.6 Index	B+/P	717	13,391	3,269	5/11/63	300 bp — Monthly	(2,544)
	CMBX NA BBB-.6 Index	B+/P	1,416	15,304	3,736	5/11/63	300 bp — Monthly	(2,311)
	CMBX NA BBB-.6 Index	B+/P	1,416	15,304	3,736	5/11/63	300 bp — Monthly	(2,311)
	CMBX NA BBB-.6 Index	B+/P	2,017	22,956	5,603	5/11/63	300 bp — Monthly	(3,573)
	CMBX NA BBB-.6 Index	B+/P	4,881	40,172	9,806	5/11/63	300 bp — Monthly	(4,902)
	CMBX NA BBB-.6 Index	B+/P	12,121	41,129	10,039	5/11/63	300 bp — Monthly	2,105
	CMBX NA BBB-.6 Index	B+/P	12,121	41,129	10,039	5/11/63	300 bp — Monthly	2,105
	CMBX NA BBB-.6 Index	B+/P	2,486	46,867	11,440	5/11/63	300 bp — Monthly	(8,927)
	CMBX NA BBB-.6 Index	B+/P	6,787	48,780	11,907	5/11/63	300 bp — Monthly	(5,092)
	CMBX NA BBB-.6 Index	B+/P	3,030	57,389	14,009	5/11/63	300 bp — Monthly	(10,945)
	CMBX NA BBB-.6 Index	B+/P	20,258	70,779	17,277	5/11/63	300 bp — Monthly	3,022
	CMBX NA BBB-.6 Index	B+/P	35,594	128,168	31,286	5/11/63	300 bp — Monthly	4,383
	CMBX NA BBB-.6 Index	B+/P	24,037	198,948	48,563	5/11/63	300 bp — Monthly	(24,410)
	CMBX NA BBB-.6 Index	B+/P	31,021	295,552	72,144	5/11/63	300 bp — Monthly	(40,951)
	CMBX NA BBB-.6 Index	B+/P	42,910	384,505	93,858	5/11/63	300 bp — Monthly	(50,724)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	484	6,000	28	12/16/72	200 bp — Monthly	458
	CMBX NA A.14 Index	A-/P	(106)	18,000	50	12/16/72	200 bp — Monthly	(149)
	CMBX NA BB.10 Index	B+/P	2,006	25,000	6,975	5/11/63	500 bp — Monthly	(4,945)
	CMBX NA BB.7 Index	B/P	1,370	4,000	1,243	1/17/47	500 bp — Monthly	131
	CMBX NA BB.7 Index	B/P	30,848	63,000	19,580	1/17/47	500 bp — Monthly	11,329
	CMBX NA BBB-.12 Index	BBB-/P	808	15,000	1,341	8/17/61	300 bp — Monthly	(525)
	CMBX NA BBB-.13 Index	BBB-/P	604	3,000	286	12/16/72	300 bp — Monthly	320
	CMBX NA BBB-.13 Index	BBB-/P	346	5,000	477	12/16/72	300 bp — Monthly	(129)
	CMBX NA BBB-.13 Index	BBB-/P	1,001	5,000	477	12/16/72	300 bp — Monthly	527
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	335	2,853	1,201	5/11/63	500 bp — Monthly	(863)
	CMBX NA BB.7 Index	B/P	1,452	12,000	3,730	1/17/47	500 bp — Monthly	(2,266)
	CMBX NA BBB-.6 Index	B+/P	16,409	56,432	13,775	5/11/63	300 bp — Monthly	2,667
	CMBX NA BBB-.6 Index	B+/P	204,242	725,011	176,975	5/11/63	300 bp — Monthly	27,689
	Morgan Stanley & Co. International PLC
	CMBX NA A.14 Index	A-/P	(151)	12,000	34	12/16/72	200 bp — Monthly	(180)
	CMBX NA A.14 Index	A-/P	(94)	16,000	45	12/16/72	200 bp — Monthly	(133)
	CMBX NA A.14 Index	A-/P	(267)	24,000	67	12/16/72	200 bp — Monthly	(325)
	CMBX NA A.14 Index	A-/P	(386)	26,000	73	12/16/72	200 bp — Monthly	(448)
	CMBX NA A.14 Index	A-/P	(405)	26,000	73	12/16/72	200 bp — Monthly	(468)
	CMBX NA A.14 Index	A-/P	(405)	26,000	73	12/16/72	200 bp — Monthly	(468)
	CMBX NA A.14 Index	A-/P	(549)	39,000	109	12/16/72	200 bp — Monthly	(643)
	CMBX NA A.14 Index	A-/P	(640)	40,000	112	12/16/72	200 bp — Monthly	(736)
	CMBX NA A.14 Index	A-/P	805	63,000	176	12/16/72	200 bp — Monthly	653
	CMBX NA A.7 Index	BBB+/P	(2)	2,000	85	1/17/47	200 bp — Monthly	(86)
	CMBX NA A.7 Index	BBB+/P	(5)	11,000	468	1/17/47	200 bp — Monthly	(469)
	CMBX NA A.7 Index	BBB+/P	656	135,000	5,738	1/17/47	200 bp — Monthly	(5,029)
	CMBX NA BB.13 Index	BB-/P	184	2,000	255	12/16/72	500 bp — Monthly	(69)
	CMBX NA BB.13 Index	BB-/P	275	3,000	383	12/16/72	500 bp — Monthly	(104)
	CMBX NA BB.13 Index	BB-/P	372	4,000	510	12/16/72	500 bp — Monthly	(134)
	CMBX NA BB.13 Index	BB-/P	1,793	19,000	2,423	12/16/72	500 bp — Monthly	(611)
	CMBX NA BB.13 Index	BB-/P	4,374	48,000	6,120	12/16/72	500 bp — Monthly	(1,700)
	CMBX NA BB.13 Index	BB-/P	5,634	61,000	7,778	12/16/72	500 bp — Monthly	(2,084)
	CMBX NA BB.6 Index	CCC+/P	36,496	81,796	34,428	5/11/63	500 bp — Monthly	2,148
	CMBX NA BB.6 Index	CCC+/P	136,920	310,062	130,505	5/11/63	500 bp — Monthly	6,716
	CMBX NA BB.7 Index	B/P	11,747	35,000	10,878	1/17/47	500 bp — Monthly	903
	CMBX NA BBB-.12 Index	BBB-/P	3,418	58,000	5,185	8/17/61	300 bp — Monthly	(1,733)
	CMBX NA BBB-.12 Index	BBB-/P	4,852	113,000	10,102	8/17/61	300 bp — Monthly	(5,185)
	CMBX NA BBB-.14 Index	BBB-/P	454	12,000	1,163	12/16/72	300 bp — Monthly	(702)
	CMBX NA BBB-.15 Index	BBB-/P	1,128	20,000	1,914	11/18/64	300 bp — Monthly	(774)
	CMBX NA BBB-.6 Index	B+/P	752	8,608	2,101	5/11/63	300 bp — Monthly	(1,344)
	CMBX NA BBB-.6 Index	B+/P	2,377	34,433	8,405	5/11/63	300 bp — Monthly	(6,008)
	CMBX NA BBB-.6 Index	B+/P	2,364	34,433	8,405	5/11/63	300 bp — Monthly	(6,022)
	CMBX NA BBB-.6 Index	B+/P	4,206	41,129	10,039	5/11/63	300 bp — Monthly	(5,810)
	CMBX NA BBB-.6 Index	B+/P	21,440	77,475	18,912	5/11/63	300 bp — Monthly	2,573
	CMBX NA BBB-.6 Index	B+/P	23,959	81,301	19,846	5/11/63	300 bp — Monthly	4,161
	CMBX NA BBB-.6 Index	B+/P	49,731	180,775	44,127	5/11/63	300 bp — Monthly	5,709
	CMBX NA BBB-.6 Index	B+/P	370,634	5,351,024	1,306,185	5/11/63	300 bp — Monthly	(932,429)
	CMBX NA BBB-.7 Index	BB-/P	74	1,000	180	1/17/47	300 bp — Monthly	(105)
	CMBX NA BBB-.7 Index	BB-/P	23,003	338,000	60,772	1/17/47	300 bp — Monthly	(37,573)
	CMBX NA BBB-.9 Index	BB+/P	194	2,000	204	9/17/58	300 bp — Monthly	(9)

Upfront premium received			1,958,810		Unrealized appreciation			136,600

Upfront premium (paid)			(4,327)		Unrealized (depreciation)			(2,049,501)

	Total		$1,954,483				Total	$(1,912,901)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2022. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(22,695)	$89,000	$24,831	11/17/59	(500 bp) — Monthly	$2,049
	CMBX NA BB.10 Index	(6,028)	25,000	6,975	11/17/59	(500 bp) — Monthly	923
	CMBX NA BB.10 Index	(1,252)	12,000	3,348	11/17/59	(500 bp) — Monthly	2,084
	CMBX NA BB.10 Index	(987)	9,000	2,511	11/17/59	(500 bp) — Monthly	1,515
	CMBX NA BB.11 Index	(357)	7,000	746	11/18/54	(500 bp) — Monthly	382
	CMBX NA BB.11 Index	(363)	7,000	746	11/18/54	(500 bp) — Monthly	376
	CMBX NA BB.11 Index	(505)	7,000	746	11/18/54	(500 bp) — Monthly	234
	CMBX NA BB.7 Index	(9,339)	183,000	56,876	1/17/47	(500 bp) — Monthly	47,359
	CMBX NA BB.7 Index	(1,077)	16,000	4,973	1/17/47	(500 bp) — Monthly	3,880
	CMBX NA BB.8 Index	(12,059)	33,821	11,908	10/17/57	(500 bp) — Monthly	(184)
	CMBX NA BB.8 Index	(2,980)	23,192	8,166	10/17/57	(500 bp) — Monthly	5,163
	CMBX NA BBB-.10 Index	(30,261)	176,000	19,606	11/17/59	(300 bp) — Monthly	(10,757)
	CMBX NA BBB-.10 Index	(17,178)	74,000	8,244	11/17/59	(300 bp) — Monthly	(8,977)
	CMBX NA BBB-.10 Index	(6,851)	56,000	6,238	11/17/59	(300 bp) — Monthly	(645)
	CMBX NA BBB-.10 Index	(12,167)	51,000	5,681	11/17/59	(300 bp) — Monthly	(6,516)
	CMBX NA BBB-.10 Index	(6,246)	49,000	5,459	11/17/59	(300 bp) — Monthly	(816)
	CMBX NA BBB-.10 Index	(8,077)	37,000	4,122	11/17/59	(300 bp) — Monthly	(3,977)
	CMBX NA BBB-.10 Index	(7,182)	33,000	3,676	11/17/59	(300 bp) — Monthly	(3,525)
	CMBX NA BBB-.10 Index	(1,657)	13,000	1,448	11/17/59	(300 bp) — Monthly	(217)
	CMBX NA BBB-.11 Index	(9,616)	30,000	2,397	11/18/54	(300 bp) — Monthly	(7,237)
	CMBX NA BBB-.11 Index	(3,680)	25,000	1,998	11/18/54	(300 bp) — Monthly	(1,697)
	CMBX NA BBB-.12 Index	(12,736)	185,000	16,539	8/17/61	(300 bp) — Monthly	3,695
	CMBX NA BBB-.12 Index	(21,043)	63,000	5,632	8/17/61	(300 bp) — Monthly	(15,448)
	CMBX NA BBB-.12 Index	(16,684)	48,000	4,291	8/17/61	(300 bp) — Monthly	(12,421)
	CMBX NA BBB-.12 Index	(8,800)	39,000	3,487	8/17/61	(300 bp) — Monthly	(5,336)
	CMBX NA BBB-.12 Index	(11,951)	34,000	3,040	8/17/61	(300 bp) — Monthly	(8,931)
	CMBX NA BBB-.12 Index	(2,116)	31,000	2,771	8/17/61	(300 bp) — Monthly	638
	CMBX NA BBB-.13 Index	(1,137)	15,000	1,431	12/16/72	(300 bp) — Monthly	286
	CMBX NA BBB-.13 Index	(611)	12,000	1,145	12/16/72	(300 bp) — Monthly	527
	CMBX NA BBB-.13 Index	(555)	11,000	1,049	12/16/72	(300 bp) — Monthly	488
	CMBX NA BBB-.7 Index	(4,375)	20,000	3,596	1/17/47	(300 bp) — Monthly	(791)
	CMBX NA BBB-.8 Index	(22,031)	141,000	18,330	10/17/57	(300 bp) — Monthly	(3,784)
	CMBX NA BBB-.8 Index	(14,226)	90,000	11,700	10/17/57	(300 bp) — Monthly	(2,578)
	CMBX NA BBB-.8 Index	(14,282)	90,000	11,700	10/17/57	(300 bp) — Monthly	(2,635)
	CMBX NA BBB-.8 Index	(11,516)	83,000	10,790	10/17/57	(300 bp) — Monthly	(775)
	CMBX NA BBB-.8 Index	(10,955)	70,000	9,100	10/17/57	(300 bp) — Monthly	(1,896)
	CMBX NA BBB-.8 Index	(8,919)	67,000	8,710	10/17/57	(300 bp) — Monthly	(248)
	CMBX NA BBB-.8 Index	(6,298)	44,000	5,720	10/17/57	(300 bp) — Monthly	(603)
	CMBX NA BBB-.8 Index	(5,828)	42,000	5,460	10/17/57	(300 bp) — Monthly	(392)
	CMBX NA BBB-.9 Index	(1,183)	5,000	511	9/17/58	(300 bp) — Monthly	(675)
	Credit Suisse International
	CMBX NA BB.10 Index	(2,854)	24,000	6,696	11/17/59	(500 bp) — Monthly	3,819
	CMBX NA BB.10 Index	(3,202)	24,000	6,696	11/17/59	(500 bp) — Monthly	3,471
	CMBX NA BB.10 Index	(1,616)	13,000	3,627	11/17/59	(500 bp) — Monthly	1,998
	Goldman Sachs International
	CMBX NA A.6 Index	(4,583)	43,624	3,534	5/11/63	(200 bp) — Monthly	(1,066)
	CMBX NA A.6 Index	(1,482)	15,779	1,278	5/11/63	(200 bp) — Monthly	(210)
	CMBX NA A.6 Index	(1,031)	11,138	902	5/11/63	(200 bp) — Monthly	(133)
	CMBX NA A.6 Index	(193)	1,856	150	5/11/63	(200 bp) — Monthly	(43)
	CMBX NA A.6 Index	(66)	928	75	5/11/63	(200 bp) — Monthly	9
	CMBX NA BB.8 Index	(15,652)	44,450	15,651	10/17/57	(500 bp) — Monthly	(45)
	CMBX NA BB.8 Index	(6,660)	18,360	6,465	10/17/57	(500 bp) — Monthly	(213)
	CMBX NA BB.8 Index	(6,671)	18,360	6,465	10/17/57	(500 bp) — Monthly	(225)
	CMBX NA BB.8 Index	(7,000)	18,360	6,465	10/17/57	(500 bp) — Monthly	(553)
	CMBX NA BB.8 Index	(5,039)	13,528	4,763	10/17/57	(500 bp) — Monthly	(289)
	CMBX NA BB.8 Index	(906)	7,731	2,722	10/17/57	(500 bp) — Monthly	1,808
	CMBX NA BBB-.10 Index	(3,500)	16,000	1,782	11/17/59	(300 bp) — Monthly	(1,726)
	CMBX NA BBB-.14 Index	(4,157)	66,000	6,395	12/16/72	(300 bp) — Monthly	2,200
	CMBX NA BBB-.14 Index	(579)	9,000	872	12/16/72	(300 bp) — Monthly	288
	CMBX NA BBB-.6 Index	(39,785)	139,646	34,088	5/11/63	(300 bp) — Monthly	(5,779)
	CMBX NA BBB-.8 Index	(4,399)	34,000	4,420	10/17/57	(300 bp) — Monthly	1
	CMBX NA BBB-.8 Index	(3,293)	21,000	2,730	10/17/57	(300 bp) — Monthly	(575)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(5,148)	9,511	4,003	5/11/63	(500 bp) — Monthly	(1,154)
	CMBX NA BB.11 Index	(545)	1,000	107	11/18/54	(500 bp) — Monthly	(440)
	CMBX NA BB.8 Index	(16,356)	31,888	11,228	10/17/57	(500 bp) — Monthly	(5,159)
	CMBX NA BBB-.10 Index	(8,287)	79,000	8,801	11/17/59	(300 bp) — Monthly	468
	CMBX NA BBB-.10 Index	(11,268)	40,000	4,456	11/17/59	(300 bp) — Monthly	(6,836)
	CMBX NA BBB-.10 Index	(9,534)	32,000	3,565	11/17/59	(300 bp) — Monthly	(5,987)
	CMBX NA BBB-.10 Index	(3,793)	23,000	2,562	11/17/59	(300 bp) — Monthly	(1,244)
	CMBX NA BBB-.12 Index	(1,048)	3,000	268	8/17/61	(300 bp) — Monthly	(781)
	CMBX NA BBB-.14 Index	(4,937)	81,000	7,849	12/16/72	(300 bp) — Monthly	2,865
	CMBX NA BBB-.6 Index	(100,125)	375,896	91,756	5/11/63	(300 bp) — Monthly	(8,588)
	CMBX NA BBB-.7 Index	(56,108)	239,000	42,972	1/17/47	(300 bp) — Monthly	(13,276)
	CMBX NA BBB-.8 Index	(14,430)	104,000	13,520	10/17/57	(300 bp) — Monthly	(971)
	Merrill Lynch International
	CMBX NA BB.10 Index	(1,366)	24,000	6,696	11/17/59	(500 bp) — Monthly	5,307
	CMBX NA BBB-.10 Index	(6,933)	32,000	3,565	11/17/59	(300 bp) — Monthly	(3,387)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(5,038)	48,265	3,910	5/11/63	(200 bp) — Monthly	(1,147)
	CMBX NA A.6 Index	(3,218)	30,630	2,481	5/11/63	(200 bp) — Monthly	(748)
	CMBX NA A.6 Index	(2,124)	20,420	1,654	5/11/63	(200 bp) — Monthly	(478)
	CMBX NA A.6 Index	(1,626)	15,779	1,278	5/11/63	(200 bp) — Monthly	(354)
	CMBX NA A.6 Index	(1,199)	12,995	1,053	5/11/63	(200 bp) — Monthly	(151)
	CMBX NA A.6 Index	(503)	5,569	451	5/11/63	(200 bp) — Monthly	(54)
	CMBX NA BB.10 Index	(1,154)	11,000	3,069	11/17/59	(500 bp) — Monthly	1,905
	CMBX NA BB.8 Index	(14,213)	39,619	13,950	10/17/57	(500 bp) — Monthly	(302)
	CMBX NA BB.8 Index	(8,334)	22,225	7,825	10/17/57	(500 bp) — Monthly	(531)
	CMBX NA BB.8 Index	(8,092)	21,259	7,485	10/17/57	(500 bp) — Monthly	(627)
	CMBX NA BB.8 Index	(9,393)	18,360	6,465	10/17/57	(500 bp) — Monthly	(2,946)
	CMBX NA BB.8 Index	(6,701)	18,360	6,465	10/17/57	(500 bp) — Monthly	(255)
	CMBX NA BB.8 Index	(6,242)	16,427	5,784	10/17/57	(500 bp) — Monthly	(474)
	CMBX NA BB.8 Index	(3,160)	8,697	3,062	10/17/57	(500 bp) — Monthly	(106)
	CMBX NA BB.8 Index	(3,174)	8,697	3,062	10/17/57	(500 bp) — Monthly	(121)
	CMBX NA BB.9 Index	(4,754)	33,000	7,814	9/17/58	(500 bp) — Monthly	3,028
	CMBX NA BB.9 Index	(2,309)	27,000	6,394	9/17/58	(500 bp) — Monthly	4,058
	CMBX NA BB.9 Index	(2,188)	16,000	3,789	9/17/58	(500 bp) — Monthly	1,586
	CMBX NA BB.9 Index	(757)	5,000	1,184	9/17/58	(500 bp) — Monthly	422
	CMBX NA BBB-.10 Index	(19,618)	159,000	17,713	11/17/59	(300 bp) — Monthly	(1,998)
	CMBX NA BBB-.10 Index	(11,034)	87,000	9,692	11/17/59	(300 bp) — Monthly	(1,393)
	CMBX NA BBB-.10 Index	(7,188)	83,000	9,246	11/17/59	(300 bp) — Monthly	2,010
	CMBX NA BBB-.10 Index	(9,946)	59,000	6,573	11/17/59	(300 bp) — Monthly	(3,408)
	CMBX NA BBB-.10 Index	(8,751)	37,000	4,122	11/17/59	(300 bp) — Monthly	(4,651)
	CMBX NA BBB-.10 Index	(7,801)	32,000	3,565	11/17/59	(300 bp) — Monthly	(4,255)
	CMBX NA BBB-.10 Index	(3,171)	25,000	2,785	11/17/59	(300 bp) — Monthly	(400)
	CMBX NA BBB-.10 Index	(4,005)	23,000	2,562	11/17/59	(300 bp) — Monthly	(1,457)
	CMBX NA BBB-.10 Index	(4,362)	19,000	2,117	11/17/59	(300 bp) — Monthly	(2,257)
	CMBX NA BBB-.10 Index	(1,993)	19,000	2,117	11/17/59	(300 bp) — Monthly	112
	CMBX NA BBB-.10 Index	(3,929)	18,000	2,005	11/17/59	(300 bp) — Monthly	(1,935)
	CMBX NA BBB-.10 Index	(2,168)	10,000	1,114	11/17/59	(300 bp) — Monthly	(1,060)
	CMBX NA BBB-.10 Index	(1,946)	9,000	1,003	11/17/59	(300 bp) — Monthly	(949)
	CMBX NA BBB-.11 Index	(2,361)	15,000	1,199	11/18/54	(300 bp) — Monthly	(1,171)
	CMBX NA BBB-.12 Index	(5,797)	28,000	2,503	8/17/61	(300 bp) — Monthly	(3,310)
	CMBX NA BBB-.12 Index	(2,921)	14,000	1,252	8/17/61	(300 bp) — Monthly	(1,678)
	CMBX NA BBB-.12 Index	(1,237)	4,000	358	8/17/61	(300 bp) — Monthly	(881)
	CMBX NA BBB-.13 Index	(4,191)	68,000	6,487	12/16/72	(300 bp) — Monthly	2,257
	CMBX NA BBB-.14 Index	(810)	13,000	1,260	12/16/72	(300 bp) — Monthly	442
	CMBX NA BBB-.7 Index	(4,063)	64,000	11,507	1/17/47	(300 bp) — Monthly	7,406
	CMBX NA BBB-.8 Index	(18,512)	119,000	15,470	10/17/57	(300 bp) — Monthly	(3,112)
	CMBX NA BBB-.8 Index	(10,734)	75,000	9,750	10/17/57	(300 bp) — Monthly	(1,028)
	CMBX NA BBB-.8 Index	(8,951)	66,000	8,580	10/17/57	(300 bp) — Monthly	(410)
	CMBX NA BBB-.8 Index	(8,993)	66,000	8,580	10/17/57	(300 bp) — Monthly	(451)
	CMBX NA BBB-.8 Index	(9,409)	60,000	7,800	10/17/57	(300 bp) — Monthly	(1,644)
	CMBX NA BBB-.8 Index	(9,141)	59,000	7,670	10/17/57	(300 bp) — Monthly	(1,506)
	CMBX NA BBB-.8 Index	(9,063)	58,000	7,540	10/17/57	(300 bp) — Monthly	(1,556)
	CMBX NA BBB-.8 Index	(6,090)	48,000	6,240	10/17/57	(300 bp) — Monthly	122
	CMBX NA BBB-.8 Index	(6,105)	48,000	6,240	10/17/57	(300 bp) — Monthly	107
	CMBX NA BBB-.8 Index	(2,660)	19,000	2,470	10/17/57	(300 bp) — Monthly	(201)
	CMBX NA BBB-.8 Index	(2,401)	17,000	2,210	10/17/57	(300 bp) — Monthly	(201)
	CMBX NA BBB-.8 Index	(1,921)	14,000	1,820	10/17/57	(300 bp) — Monthly	(98)

Upfront premium received		—			Unrealized appreciation		115,288

Upfront premium (paid)		(973,800)			Unrealied (depreciation)		(209,045)

	Total	$(973,800)				Total	$(93,757)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
PO	Principal Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through March 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $36,483,703.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$4,807,545	$3,638,786	$5,549,772	$748	$2,896,559

	Total Short-term investments	$4,807,545	$3,638,786	$5,549,772	$748	$2,896,559
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $264,976.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,589,061.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $102,949.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $223,911.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $33,573,548 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $6,510,920 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $6,589,061 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$770,478	$—
Mortgage-backed securities	—	28,787,836	—
Purchased options outstanding	—	53	—
Purchased swap options outstanding	—	554,504	—
U.S. government and agency mortgage obligations	—	30,415,090	—
Short-term investments	150,000	10,400,593	—

Totals by level	$150,000	$70,928,554	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$695,947	$—	$—
Written options outstanding	—	(819,399)	—
Written swap options outstanding	—	(2,562,365)	—
Forward premium swap option contracts	—	(457,422)	—
TBA sale commitments	—	(13,800,174)	—
Interest rate swap contracts	—	330,932	—
Credit default contracts	—	(2,987,341)	—

Totals by level	$695,947	$(20,295,769)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$33,000,000
Purchased swap option contracts (contract amount)	$162,300,000
Written TBA commitment option contracts (contract amount)	$33,000,000
Written swap option contracts (contract amount)	$119,900,000
Futures contracts (number of contracts)	300
Centrally cleared interest rate swap contracts (notional)	$88,600,000
OTC credit default contracts (notional)	$23,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com